Taxes	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
TAXES

Note 14 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our Ordinary Shares, as the case may be, nor will gains derived from the disposal of our shares be subject to Cayman Islands income or corporation tax.

Hong Kong

Under Hong Kong tax laws, Shanghai Golden Sun and Hong Kong Golden Sun are subject to a statutory income tax rate at 16.5% if revenue is generated in Hong Kong and they are exempted from income tax on their foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends. No Hong Kong profit tax has been provided as there were no assessable profits earned or derived from Hong Kong during the years presented.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. All the Company’s PRC subsidiaries are subject to statutory 25% income tax rate for the years ended September 30, 2023 and 2022. All the Company’s PRC subsidiaries are qualified as small and micro enterprises for the year ended September 30, 2024, thus, the preferential effective tax rates of 2.5%-5% (2023 and 2022: 25%) are applied to these entities.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Company’s PRC entities to substantial PRC taxes in the future.

i)	The components of the income tax provision are as follows:

	For the year ended September 30,
	2024	2023	2022

Current income tax	$18,617	$136,838	$354,529
Deferred income tax	-	-	-
Total provision for income taxes	$18,617	$136,838	$354,529

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

	For the year ended September 30,
	2024	2023	2022
Benefit expense computed based on PRC statutory rate	$(987,559)	$(1,410,804)	$(440,955)
Tax effect of different tax rates in other jurisdictions	116,027	601,772	8,384
Impact of preferential tax	585,436	-	-
Impact of tax rate change	792,201	-	-
Tax effect of unrecognized loss	206,296	632,545	352,703
Change in valuation allowance	(704,433)	228,862	409,099
Non-deductible items and others*	10,649	84,463	25,298
Income tax expense	$18,617	$136,838	$354,529

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.
iii)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	September 30, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forward	$287,050	$974,439
Allowance for credit losses	-	3,366
Allowance for inventory reserves	6,372	-
Valuation allowance	(293,422)	(977,805)
Total deferred tax assets	$-	$-

ⅳ)	The following table summarizes deferred tax assets valuation allowance movement:

	September 30, 2024	September 30, 2023

Beginning balance	$977,805	$775,966
Change to tax expense in current year	(704,433)	228,862
Foreign currency translation adjustments	20,050	(27,023)
Ending balance	$293,422	$977,805

As of September 30, 2024, the total of net operating losses carried forward was $5,336,546, which will expire on various dates from May 31, 2025 to May 31, 2029. As of September 30, 2023, the total of net operating losses carried forward was $4,031,874, which will expire on various dates from May 31, 2024 to May 31, 2028. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of September 30, 2024 and 2023.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023

Income tax payable	$2,756,930	$2,639,258
Value-added tax payable	1,304,826	1,098,163
Other taxes payable	161,782	140,289
Total taxes payable	$4,223,538	$3,877,710

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended September 30, 2024, 2023 and 2022 is as follows:

	For the year ended September 30,
	2024	2023	2022
Balance at beginning of year	$2,639,258	$2,573,830	$2,475,474
Increase related to current year tax positions	12,632	134,275	293,960
Settlement	-	-	-
Foreign exchange translation effect	105,040	(68,847)	(195,604)
Balance at end of year	$2,756,930	$2,639,258	$2,573,830

The unrecognized tax benefits represent the estimated income tax expenses the Company would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. $2,756,930 and $2,639,258 of unrecognized tax benefits as of September 30, 2024 and 2023 were included in income taxes payable. Unrecognized tax benefits if recognized, would affect the effective tax rate. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. There was no interest and penalty accrued as of September 30, 2024 and 2023 since it is impossible to estimate the amount of the penalty and interest at this point, and the Company believes that the probability of being charged interest and penalty is remote as the local authority is often willing to settle. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of September 30, 2024, the tax years ended December 31, 2019 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.